STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	May 31, 2024	May 31, 2023	Oct. 31, 2023	Oct. 30, 2023
Cash contribution				$ 100,000
Number of shares issued for convertible debt				101,806
Debt conversion converted value				$ 606,662
Sale of common stock, shares				14,265
Sale of common stock value				$ 100,000
Discount on note payable			35,063	101,221
Uncompensated services expenses			$ 0	$ 18,348
Shares issued for vested				246,000
Weighted average grant date fair value			$ 7.00	$ 6.18
Outstanding stock options					140,000
Stock options exercise price					$ 0.01	$ 7.01
Stock-based compensation expense			$ 194,846	$ 966,214
Unrecognized stock-based compensation expense related to options	$ 1,093,712		$ 24,310
Unrecognised stock based compensation remaining weighted-average performance period			3 months 18 days
Unrecognised stock based compensation non vested			$ 1,093,712
Restricted stock units				132,000
Terminated outstanding restricted stock shares			44,000
Unrecognized stock-based compensation expense related to restricted stock units	652,080		$ 652,080
Debt discount	$ 8,936	$ 5,122	25,367	$ 69,644
Class of warrant or right outstanding	29,336
Warrant exercise price	$ 5.87
Number of shares issuable in exchange	29,336
Employment Agreements [Member]
Options issuable	270,000
Research and Development Expense [Member]
Stock-based compensation expense			182,912	435,187
General and Administrative Expense [Member]
Stock-based compensation expense			$ 11,934	$ 531,027
2014 Stock Option Plan [Member]
Options issuable	219,447		219,447
2024 Stock Option Plan [Member]
Options issuable	600,000		600,000
Shares avaliable for grant increase percentage	2.00%		2.00%
Founder One [Member]
Cash contribution			$ 250,000
Shares issued			2,200,000
Founder Two [Member]
Shares issued			2,000,000
Founders [Member]
Debt discount	$ 12,884